COST OF SALES	12 Months Ended
Dec. 31, 2022
Cost Of Sales
COST OF SALES

NOTE 9: COST OF SALES

	12.31.2022	12.31.2021	12.31.2020
Inventories at the beginning of the year	155	116	153

Plus: Charges of the year
Purchases of inventories, energy and gas	502	433	153
Salaries and social security charges	79	59	51
Employees benefits	15	13	11
Accrual of defined benefit plans	5	4	4
Works contracts, fees and compensation for services	87	68	55
Property, plant and equipment depreciation	202	194	194
Intangible assets amortization	1	1	5
Right-of-use assets amortization	3	5	1
Energy transportation	8	6	5
Transportation and freights	35	22	20
Consumption of materials	30	26	17
Penalties	1	2	-
Maintenance	61	52	26
Canons and royalties	89	65	42
Environmental control	5	4	4
Rental and insurance	31	27	23
Surveillance and security	4	3	2
Taxes, rates and contributions	5	4	3
Other	3	6	2
Total charges of the year	1,166	994	618

Exchange differences on translation	-	-	8

Less: Inventories at the end of the year	(173)	(155)	(116)
Total cost of sales	1,148	955	663